Other payables and accrued liabilities (Details)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Payables and Accruals [Abstract]
Salary payables	$ 693,318	¥ 4,941,141	¥ 4,965,078
Other payables and accrued expenses	897,285	6,394,768	4,132,792
Total other payables and accrued liabilities	$ 1,590,603	¥ 11,335,909	¥ 9,097,870